Other assets - Schedule (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 18,545,000	$ 27,863,000
Restricted cash and cash equivalents for vessels under construction	66,452,000	0
Chile VAT receivable	22,595,000	25,456,000
Investment in Carbon Recycling International	4,620,000	4,502,000
Defined benefit pension plans (note 20)	5,150,000	6,650,000
Other	18,044,000	13,555,000
Total other assets	135,406,000	78,026,000
Less current portion	(60,931,000)	0
Other assets	$ 74,475,000	$ 78,026,000